Fair value measurement	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
Note 20

Fair value measurement

a) Valuation principles
All financial and non-financial

assets and liabilities

measured or disclosed

at fair value

are categorized into

one of three
fair

value

hierarchy

levels

in

accordance

with

IFRS

Accounting

Standards.

The

fair

value

hierarchy

is

based

on

the
transparency

of inputs

to the

valuation of

an asset

or liability

as of

the measurement

date. In

certain cases,

the inputs
used to measure fair value may fall within different

levels of the fair value hierarchy.

For disclosure purposes, the level in
the hierarchy within which an instrument is classified in its entirety is based on the lowest level input that is significant to
the position’s fair value measurement:
–
Level 1 – quoted prices (unadjusted) in active markets

for identical assets and liabilities;
–
Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data;

or
–
Level 3 – valuation techniques for which significant inputs

are not based on observable market data.
Fair values are determined using quoted

prices in active markets for

identical assets or liabilities, where available.

Where
the

market

for

a

financial

instrument

or

non-financial

asset

or

liability

is

not

active,

fair

value

is

established

using

a
valuation

technique,

including

pricing

models.

Valuation

adjustments

may

be

made

to

allow

for

additional

factors,
including model, liquidity, credit

and funding risks, which are

not explicitly captured within

the valuation technique, but
which would nevertheless

be considered by

market participants

when establishing a

price. The limitations

inherent in a
particular valuation technique

are considered in

the determination of

the classification of

an asset or

liability within the
fair value

hierarchy. Generally,

the unit

of account

for a

financial instrument

is the

individual instrument,

and UBS

AG
applies valuation adjustments

at an individual instrument

level, consistent with that

unit of account. However,

if certain
conditions are met, UBS AG

may estimate the fair value

of a portfolio of financial

assets and liabilities with substantially
similar and offsetting risk exposures on the basis of the

net open risks.
›
Refer to Note 20d for more information

b) Valuation governance
UBS AG’s fair value

measurement and

model governance

framework includes numerous

controls and

other procedural
safeguards that

are intended

to maximize

the quality

of fair

value measurements

reported

in the

financial statements.
New products and

valuation techniques

must be reviewed

and approved

by key stakeholders

from the

risk and finance
control functions. Responsibility

for the ongoing measurement

of financial and non-financial

instruments at fair value

is
with the business divisions.

Fair

value

estimates

are

validated

by

the

risk

and

finance

control

functions,

which

are

independent

of

the

business
divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value
estimates

with

observable

market

prices

and

other

independent

sources.

A

governance

framework

and

associated
controls are

in place

in order

to monitor

the quality

of third-party

pricing sources

where

used. For

instruments

where
valuation models are used to

determine fair value, independent

valuation and model control

groups within Finance and
Risk Control

evaluate UBS AG’s

models on

a regular

basis, including

valuation and

model input

parameters, as

well as
pricing. As

a result

of the

valuation controls

employed,

valuation adjustments

may be

made to

the business

divisions’
estimates of fair value to align with independent market

data and the relevant accounting standard.
›
Refer to Note 20d for more information

c) Fair value hierarchy
The table

below provides the

fair value

hierarchy classification of

financial and non-financial

assets and

liabilities measured
at

fair

value.

The

narrative

that

follows

describes

valuation

techniques

used

in

measuring

their

fair

value

of

different
product types

(including significant

valuation inputs

and assumptions

used) and

the factors

considered in

determining
their classification within the fair value hierarchy.
During 2023, assets and liabilities that were transferred from Level 2 to

Level 1, or from Level 1 to Level

2, and were held
for the entire reporting

period were not

material. In the fourth

quarter of 2023,

UBS AG has prospectively

amended its
approach to testing for observability as part of

an accounting methodology alignment following the acquisition of Credit
Suisse. This methodological change enhances

UBS AG’s assessment of

sensitivities to unobservable valuation parameters.
Application of the new methodology as of 31 December 2022 would have resulted in USD 1.3 bn lower Level 3 liabilities
(as of 31 December 2023 the balance of affected liabilities in Level 3 was USD 1.9 bn), with an offsetting impact to Level
2 liabilities.

Determination of fair values from quoted market

prices or valuation techniques
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 115,345 17,936 1,817 135,098 96,263 10,284 1,488 108,034
of which: Equity instruments 99,510 721 140 100,372 83,095 789 126 84,010 of which: Government bills / bonds 6,843 2,195 14 9,052 5,496 950 18 6,464 of which: Investment fund units 8,008 1,082 9 9,098 6,673 596 61 7,330 of which: Corporate and municipal bonds 982 11,956 648 13,586 976 6,509 541 8,026 of which: Loans 0 1,870 904 2,775 0 1,179 628 1,807
of which: Asset-backed securities 3 111 101 215 22 261 114 397
Derivative financial instruments 593 129,871 1,264 131,728 769 147,876 1,464 150,109
of which: Foreign exchange 317 65,070 0 65,387 575 84,882 2 85,459 of which: Interest rate 0 35,028 284 35,311 0 39,345 460 39,805 of which: Equity / index 0 26,649 667 27,317 1 21,542 653 22,195 of which: Credit 0 1,452 301 1,752 0 719 318 1,038
of which: Commodities 0 1,627 12 1,639 0 1,334 30 1,365
Brokerage receivables 0 20,883 0 20,883 0 17,576 0 17,576
Financial assets at fair value not held for trading 29,529 30,124 4,101 63,754 26,572 29,110 3,725 59,408
of which: Financial assets for unit-linked investment contracts 15,814 0 0 15,814 13,071 1 0 13,072 of which: Corporate and municipal bonds 62 16,716 215 16,994 35 14,101 230 14,366 of which: Government bills / bonds 13,262 3,332 0 16,594 13,103 3,638 0 16,741 of which: Loans 0 4,172 1,254 5,426 0 3,602 736 4,337
of which: Securities financing transactions 0 5,541 4 5,545 0 7,590 114 7,704 of which: Auction rate securities 0 0 1,208 1,208 0 0 1,326 1,326 of which: Investment fund units 367 233 205 804 307 178 190 675 of which: Equity instruments 24 0 1,088 1,112 57 0 792 849
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
68 2,165 0 2,233 57 2,182 0 2,239
of which: Commercial paper and certificates of deposit 0 1,948 0 1,948 0 1,878 0 1,878 of which: Corporate and municipal bonds 68 207 0 276 57 278 0 335
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 4,426 0 0 4,426 4,471 0 0 4,471
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 17 17 0 0 21 21
Total assets measured at fair value 149,962 200,979 7,198 358,139 128,132 207,028 6,698 341,858

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 25,451 6,110 151 31,712 23,578 5,823 114 29,515 of which: Equity instruments 16,310 236 87 16,632 16,521 352 78 16,951 of which: Corporate and municipal bonds 28 4,893 58 4,979 36 4,643 27 4,707 of which: Government bills / bonds 8,320 806 0 9,126 5,880 706 1 6,587 of which: Investment fund units 794 117 4 915 1,141 84 3 1,229
Derivative financial instruments 716 136,833 3,158 140,707 640 152,582 1,684 154,906
of which: Foreign exchange

400 71,322 21 71,743 587 87,897 24 88,508
of which: Interest rate

0 32,656 107 32,763 0 37,429 116 37,545
of which: Equity / index

0 30,209 2,717 32,926 0 24,963 1,184 26,148
of which: Credit 0 1,341 273 1,614 0 920 279 1,199
of which: Commodities 0 1,271 20 1,291 0 1,309 52 1,361
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 42,275 0 42,275 0 45,085 0 45,085
Debt issued designated at fair value 0 78,509 7,832 86,341 0 62,603 9,240 71,842
Other financial liabilities designated at fair value 0 25,069 2,297 27,366 0 30,055 1,978 32,033 of which: Financial liabilities related to unit-linked investment contracts 0 15,922 0 15,922 0 13,221 0 13,221 of which: Securities financing transactions 0 6,927 0 6,927 0 15,333 0 15,333 of which: Funding from UBS Group AG 0 1,327 1,623 2,950 0 508 1,287 1,796 of which: Over-the-counter debt instruments and other 0 892 674 1,566 0 993 691 1,684
Total liabilities measured at fair value 26,167 288,796 13,438 328,401 24,219 296,148 13,015 333,382
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.
Valuation techniques

UBS AG

uses

widely

recognized

valuation

techniques

for

determining

the

fair

value

of

financial

and

non-financial
instruments that are

not actively traded

and quoted. The

most frequently applied

valuation techniques include

discounted
value of expected cash flows, relative value

and option pricing methodologies.
Discounted

value

of

expected

cash

flows

is

a

valuation

technique

that

measures

fair

value

using

estimated

expected
future cash flows from

assets or liabilities and

then discounts these

cash flows using a

discount rate or discount

margin
that

reflects

the

credit and

/ or

funding spreads

required

by the

market

for

instruments with

similar

risk and

liquidity
profiles to

produce

a present

value. When

using such

valuation

techniques,

expected

future cash

flows are

estimated
using an observed

or implied

market price

for the future

cash flows or

by using

industry-standard cash

flow projection
models.

The

discount

factors

within

the

calculation

are

generated

using

industry-standard

yield

curve

modeling
techniques and models.
Relative

value models

measure fair

value based

on the

market prices

of equivalent

or comparable

assets or

liabilities,

making
adjustments

for differences

between the

characteristics

of the observed

instrument and

the instrument

being valued.
Option

pricing

models

incorporate

assumptions

regarding

the

behavior

of

future

price

movements

of

an

underlying
referenced

asset

or

assets

to

generate

a

probability-weighted

future

expected

payoff

for

the

option.

The

resulting
probability-weighted expected

payoff is

then discounted

using discount

factors generated

from industry-standard

yield
curve modeling

techniques and

models. The

option pricing

model may

be implemented

using a

closed-form analytical
formula or other mathematical techniques (e.g., binomial tree or Monte Carlo simulation).
Where available, valuation techniques use

market-observable assumptions and inputs. If

such data is not

available, inputs
may be derived

by reference

to similar assets

in active markets,

from recent prices

for comparable

transactions or

from
other observable market data.

In such cases,

the inputs selected are

based on historical

experience and practice for

similar
or analogous

instruments, derivation of

input levels

based on

similar products

with observable price

levels, and

knowledge
of current market conditions and valuation approaches.
For

more

complex

instruments,

fair

values

may

be

estimated

using

a

combination

of

observed

transaction

prices,
consensus pricing services and relevant

quotes. Consideration is given

to the nature of

the quotes (e.g., indicative

or firm)
and the

relationship of recently

evidenced market

activity to

the prices

provided by consensus

pricing services.

UBS AG
also

uses

internally

developed

models,

which

are

typically

based on

valuation

methods

and

techniques

recognized

as
standard within

the industry. Assumptions

and inputs

used in

valuation techniques include

benchmark interest

rate curves,
credit

and

funding

spreads

used

in

estimating

discount

rates,

bond

and

equity

prices,

equity

index

prices,

foreign
exchange rates, levels

of market volatility

and correlation. Refer

to Note 20e

for more information.

The discount curves
used by UBS AG incorporate the funding and credit characteristics of the instruments to which they are applied.

Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy
Product Valuation and classification in the fair value hierarchy
Government bills
and bonds
Valuation –
Generally valued using prices obtained directly

from the market.
– Instruments not priced directly using active-market data are valued using discounted cash flow valuation techniques that incorporate market data

for similar government instruments.

Fair value
hierarchy
–
Generally traded in active markets with prices that can be obtained directly from these markets,

resulting
in classification as Level 1, while the remaining

positions are classified as Level 2 and Level

3.
Corporate and
municipal bonds
Valuation –
Generally

valued

using

prices

obtained

directly from

the

market

for

the

security,

or

similar

securities,
adjusted for seniority, maturity and liquidity.
–
When prices are

not available, instruments

are valued

using discounted cash

flow valuation techniques
incorporating the credit spread of the

issuer or similar issuers.
–
For convertible

bonds without

directly comparable

prices, issuances

may be

priced using

a convertible
bond model.
Fair value
hierarchy
–
Generally classified as Level 1 or Level 2, depending

on the depth of trading activity behind price

sources.
–
Level 3 instruments have no suitable pricing information

available.
Traded loans and
loans measured at
fair value
Valuation –
Valued directly

using market

prices that

reflect recent

transactions or

quoted dealer

prices, where

available.
–
Where no

market price data

is available,

loans are

valued by relative

value benchmarking using

pricing
derived from debt instruments in comparable entities

or different products in the same entity,

or by using
a credit default swap

valuation technique, which requires inputs

for credit spreads, credit

recovery rates
and interest

rates. Recently originated

commercial real estate

loans are

measured using a

securitization
approach based on rating agency guidelines.
Fair value
hierarchy
–
Instruments with suitably deep and liquid pricing

information are classified as Level 2.
–
Positions requiring the

use of valuation

techniques, or for

which the price

sources have insufficient

trading
depth, are classified as Level 3.
Investment fund
units
Valuation –
Predominantly exchange-traded,

with

readily available

quoted

prices

in

liquid

markets. Where

market
prices are not available, fair value may be measured

using net asset values (NAVs).
Fair value
hierarchy
–
Listed units

are classified

as Level 1,

provided there

is sufficient

trading activity

to justify

active-market
classification, while other positions are classified

as Level 2.
–
Positions for

which NAVs are

not available,

or where the

unit or

underlying investments are

illiquid are
classified as Level 3.
Asset-backed
securities (ABS)
Valuation –
For liquid securities, the

valuation process will

use trade and price

data, updated for movements

in market
levels between the time of trading and the time of valuation. Less liquid instruments are measured using discounted expected

cash flows

incorporating price

data for

instruments or

indices with

similar risk

profiles.
Fair value
hierarchy
–
Residential

mortgage-backed

securities,

commercial

mortgage-backed

securities

and

other

ABS

are
generally classified as

Level 2. However, if

significant inputs are

unobservable, or if market

or fundamental
data is not available, they are classified as Level

3.
Auction rate
securities (ARS)
Valuation –
ARS

are

valued

utilizing

a

discounted

cash

flow

methodology.

The

model

captures

interest

rate

risk
emanating from the note coupon, credit risk attributable to the underlying closed-end fund investments, liquidity risk as a function of the level of trading volume in these positions, and extension risk, as ARS are
perpetual instruments that require an assumption

regarding their maturity or issuer redemption

date.

Fair value
hierarchy
– Granular and liquid pricing information is generally not available for ARS. As a result, these securities are classified as Level 3.
Equity instruments Valuation –
Listed equity instruments are generally valued

using prices obtained directly from the market.
–
Unlisted equity holdings, including private

equity positions, are initially

marked at their transaction price
and are

revalued when reliable

evidence of

price movement becomes

available or

when the

position is
deemed to be impaired.

Fair value
hierarchy
–
The majority of

equity securities are

actively traded on

public stock exchanges

where quoted prices

are
readily and regularly available, resulting in Level

1 classification.
–
Equity securities less actively traded will be

classified as Level 2 and illiquid positions

as Level 3.
Financial assets for
unit-linked
investment
contracts
Valuation –
The majority of assets are listed on exchanges

and fair values are determined using quoted

prices.
Fair value
hierarchy
–
Most assets are classified as Level 1 if actively traded,

or Level 2 if trading is not active.
–
Instruments for which prices are not readily available

are classified as Level 3.
Securities
financing
transactions
Valuation – These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant

to the collateral eligibility terms.
Fair value
hierarchy
–
Collateral funding curves for these

instruments are generally observable and, as

a result, these positions
are classified as Level 2.
–
Where the

collateral terms

are non-standard,

the funding

curve may

be considered

unobservable and

these
positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation –
Fair value is determined based on the value of

the underlying balances.
Fair value
hierarchy
–
Due to their on-demand nature, these receivables

and payables are deemed as Level 2.

Product Valuation and classification in the fair value hierarchy
Financial liabilities
related to unit-
linked investment
contracts
Valuation –
The fair

values of

investment contract

liabilities are

determined by

reference to

the fair

value of

the
corresponding assets.
Fair value
hierarchy
–
The

liabilities themselves

are

not actively

traded, but

are

mainly referenced

to

instruments that

are
actively traded and are therefore classified

as Level 2.
Precious metals and
other physical
commodities
Valuation –
Physical assets are valued using the spot rate

observed in the relevant market.
Fair value
hierarchy
–
Generally traded

in active

markets with

prices that

can be

obtained directly

from these

markets, resulting
in classification as Level 1.
Debt issued
designated at fair
value
Valuation – The risk management and the valuation approaches for these instruments are closely aligned with the equivalent

derivatives

business

and

the

underlying risk,

and

the

valuation

techniques used

for

this
component are the same as the relevant valuation

techniques described below.
Fair value
hierarchy
–
The observability is closely aligned with the equivalent

derivatives business and the underlying risk.
Commercial paper
and certificates of
deposit
Valuation –
Generally valued using

discounted cash flow

valuation techniques

incorporating the

spread of the

issuer
or similar issuers over the underlying currency

risk-free curve.
Fair value
hierarchy
–
Due to the short-dated nature of

the positions and liquid underlying pricing inputs, they are generally classified as Level 2.
Derivative instruments: valuation and classification

in the fair value hierarchy
The curves used

for discounting expected cash

flows in the

valuation of collateralized

derivatives reflect the funding

terms
associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ
across

counterparties

with

respect

to

the

eligible

currency

and

interest

terms

of

the

collateral.

The

majority

of
collateralized derivatives are

measured using a discount

curve based on funding rates

derived from overnight interest

in
the cheapest eligible currency for the respective

counterparty collateral agreement.
Uncollateralized and

partially collateralized

derivatives are

discounted using

the alternative

reference rate

(the ARR)

(or
equivalent)

curve

for

the

currency

of the

instrument. As

described

in Note

20d, the

fair

value

of uncollateralized

and
partially collateralized

derivatives

is then

adjusted

by credit

valuation

adjustments

(CVAs),

debit valuation

adjustments
(DVAs) and

funding valuation

adjustments (FVA

s), as

applicable,

to reflect

an estimation

of the

effect

of counterparty
credit risk, UBS AG’s own credit risk, and funding costs

and benefits.
›
Refer to Note 10 for more information about derivative

instruments
Derivative product Valuation and classification in the fair value hierarchy
Interest rate
contracts
Valuation –
Interest rate swap contracts

are valued by estimating

future interest cash flows

and discounting those cash
flows using

a rate

that reflects the

appropriate funding rate

for the

position being

measured. The yield
curves used to estimate future index

levels and discount rates are generated using

market-standard yield
curve models using interest rates associated with

current market activity. The key inputs to the models

are
interest rate swap rates, forward rate agreement rates, short-term interest rate futures prices,

basis swap
spreads and inflation swap rates.
–
Interest rate option contracts

are valued using various

market-standard option models, using inputs

that
include interest rate yield curves, inflation curves,

volatilities and correlations.
–
When the maturity

of an interest

rate swap or

option contract exceeds

the term for

which standard market
quotes are observable for

a significant input parameter,

the contracts are valued

by extrapolation from the
last observable point using standard assumptions

or by reference to another observable comparable

input
parameter to represent a suitable proxy for that

portion of the term.
Fair value
hierarchy
–
The majority of interest

rate swaps are classified

as Level 2, as the standard

market contracts that form

the
inputs for yield curve models are generally traded

in active and observable markets.
–
Options are

generally treated

as Level 2,

as the calibration

process enables

the model

output to

be validated
to active-market

levels. Models

calibrated in

this way

are then

used to

revalue the

portfolio of

both standard
options and more exotic products.
–
Interest rate swap

or option contracts

are classified as

Level 3 when the

terms

exceed standard market-
observable quotes.
–
Exotic options for

which appropriate volatility

or correlation input

levels cannot be implied

from observable
market data are classified as Level 3.
Credit derivative
contracts
Valuation –
Credit derivative

contracts are

valued using

industry-standard models

based primarily

on

market credit
spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of

the reference cash bond.

–
Asset-backed credit

derivatives are

valued using

a valuation

technique similar

to that

of the

underlying
security with an adjustment to reflect

the funding differences between cash

and synthetic form.
Fair value
hierarchy
–
Single-entity and

portfolio

credit derivative

contracts are

classified as

Level 2

when credit

spreads and
recovery rates

are determined

from actively

traded observable

market data.

Where the

underlying reference
name(s) are not actively traded

and the correlation cannot be

directly mapped to actively traded tranche
instruments, these contracts are classified

as Level 3.

–
Asset-backed

credit

derivatives

follow

the

characteristics

of

the

underlying

security

and

are

therefore
distributed across Level 2 and Level 3.

Derivative product Valuation and classification in the fair value hierarchy
Foreign exchange
contracts
Valuation –
Open spot foreign exchange (FX) contracts are

valued using the FX spot rate observed

in the market.
– Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources.
–
Over-the-counter (OTC) FX

option contracts are

valued using

market-standard option valuation

models.
The models used for shorter-dated options (i.e.,

maturities of five years or

less) tend to be different

than
those used for

longer-dated options

because the models

needed for longer-dated

OTC FX contracts

require
additional consideration of interest rate and FX

rate interdependency.
–
The valuation for

multi-dimensional FX

options uses a

multi-local volatility

model, which is

calibrated to the
observed FX volatilities for all relevant FX pairs.
Fair value
hierarchy
–
The

markets

for

FX

spot

and

FX

forward

pricing

points

are

both

actively

traded

and

observable

and
therefore such FX contracts are generally classified

as Level 2.

–
A significant proportion of

OTC FX option contracts are

classified as Level 2 as

inputs are derived mostly
from standard market contracts traded in

active and observable markets.
Equity / index
contracts
Valuation –
Equity forward

contracts have

a single

stock or

index underlying and

are valued

using market-standard
models. The key inputs to the models are stock

prices, estimated dividend rates and equity funding rates
(which are implied

from prices of

forward contracts observed

in the market).

Estimated cash flows

are then
discounted using market-standard discounted cash flow models using a rate that reflects the appropriate funding rate for

that portion

of the portfolio.

When no market

data is

available for the

instrument maturity,
they are

valued by

extrapolation of

available data,

use of

historical dividend

data, or

use of

data for

a
related equity.

–
Equity option contracts are valued

using market-standard models

that estimate the equity forward

level as
described

for

equity

forward

contracts

and

incorporate

inputs

for

stock

volatility

and

for

correlation
between

stocks

within

a

basket.

The

probability-weighted expected

option

payoff

generated

is

then
discounted

using

market-standard

discounted

cash

flow

models

applying

a

rate

that

reflects

the
appropriate funding rate

for that portion of

the portfolio. When

volatility, forward or

correlation inputs are
not

available,

they

are

valued

using

extrapolation

of

available

data,

historical

dividend,

correlation

or
volatility data, or the equivalent data for

a related equity.
Fair value
hierarchy
–
As inputs are

derived mostly from standard

market contracts traded in

active and observable

markets, a
significant proportion of equity forward contracts

are classified as Level 2.

–
Equity option positions for which inputs are derived

from standard market contracts traded in active and
observable markets are also classified

as Level 2. Level 3 positions are those

for which volatility, forward or
correlation inputs are not observable.
Commodity
contracts
Valuation –
Commodity forward

and swap

contracts are

measured using

market-standard models

that use

market
forward levels on standard instruments.

–
Commodity

option

contracts

are

measured

using

market-standard

option

models

that

estimate

the
commodity forward level

as described for

commodity forward and

swap contracts, incorporating

inputs
for the volatility of the underlying

index or commodity. For commodity

options on baskets of commodities
or

bespoke

commodity

indices,

the

valuation

technique

also

incorporates

inputs

for

the

correlation
between different commodities or commodity

indices.
Fair value
hierarchy
–
Individual

commodity contracts

are

typically classified

as

Level 2,

because

active

forward and

volatility
market data is available.
d) Valuation adjustments and other items
The output

of a

valuation technique

is always

an estimate of

a fair

value that

cannot be

measured with complete

certainty.
As a result,

valuations are adjusted where appropriate

and when such

factors would be

considered by market participants
in estimating fair value, to reflect close-out costs, credit exposure, model-driven valuation uncertainty,

funding costs and
benefits, trading restrictions and other factors.

Deferred day-1 profit or loss reserves
For new

transactions where

the valuation

technique used

to measure

fair value

requires

significant inputs

that are

not
based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using

a valuation technique, where any such difference

is deferred and not
initially recognized in the income statement.

Deferred day-1 profit or loss

is generally released into
Other net income from financial

instruments measured at fair value
through profit

or loss

when pricing

of equivalent

products or

the underlying

parameters

becomes observable

or when
the transaction is closed out.
The table below summarizes the changes in deferred day-1

profit or loss reserves during the respective period.

Deferred day-1 profit or loss reserves
USD m 2023 2022 2021
Reserve balance at the beginning of the year 422 418 269
Profit / (loss) deferred on new transactions 250 299 459
(Profit) / loss recognized in the income statement (275) (295) (308)
Foreign currency translation 0 0 (2)
Reserve balance at the end of the year 397 422 418
Own credit

Own credit risk

is reflected in

the valuation of

UBS AG’s fair value

option liabilities where

this component is considered
relevant for valuation purposes by UBS AG’s counterparties

and other market participants.
Changes in

the fair

value of

financial liabilities

designated at

fair value

through profit

or loss

related to

own credit

are
recognized

in
Other

comprehensive

income

directly

within
Retained

earnings,

with

no

reclassification

to

the

income
statement

in

future

periods.

This

presentation

neither

creates

nor

increases

an

accounting

mismatch

in

the

income
statement, as UBS AG does not hedge changes in own credit.
Own credit is estimated using own credit adjustment (OCA) curves, which incorporate observable market data,

including
market-observed secondary prices for UBS’s debt

and debt curves of peers. In the

table below, the change in unrealized
own credit consists of changes in fair value that are attributable to the change in UBS

AG’s credit spreads, as well as the
effect of changes in

fair values attributable

to factors other

than credit spreads,

such as redemptions,

effects from time
decay and

changes in

interest and

other market

rates. Realized

own credit

is recognized

when an

instrument with

an
associated

unrealized

OCA

is

repurchased

prior

to

the

contractual

maturity

date.

Life-to-date

amounts

reflect

the
cumulative unrealized change since initial recognition.
›
Refer to Note 15 for more information about debt

issued designated at fair value

Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.23 31.12.22 31.12.21
Recognized during the period:
Realized gain / (loss)

8 1 (14)
Unrealized gain / (loss)

(869) 866 60
Total gain / (loss), before tax (861) 867 46
USD m 31.12.23 31.12.22 31.12.21
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(312) 556 (315)
of which: debt issued designated at fair value (208) 289 (144)
of which: other financial liabilities designated at fair value (105) 266 (172)
Credit valuation adjustments
In

order

to

measure

the

fair

value

of

OTC

derivative

instruments,

including

funded

derivative

instruments

that

are
classified as
Financial assets at

fair value

not held

for trading,

CVAs are needed to

reflect the credit

risk of

the counterparty
inherent

in

these

instruments.

This

amount

represents

the

estimated

fair

value

of

protection

required

to

hedge

the
counterparty credit risk of

such instruments. A CVA

is determined for each counterparty,

considering all exposures with
that counterparty,

and is dependent on the expected future

value of exposures, default probabilities

and recovery rates,
applicable collateral or netting arrangements, break

clauses, funding spreads, and other contractual

factors.

Funding valuation adjustments
FVAs

reflect

the

costs

and

benefits

of

funding

associated

with

uncollateralized

and

partially

collateralized

derivative
receivables and payables

and are calculated

as the valuation effect

from moving the

discounting of the uncollateralized
derivative cash flows from the ARR to OCA using the CVA

framework, including the probability of counterparty

default.
An FVA is also applied to collateralized

derivative assets in cases where the collateral

cannot be sold or repledged.
Debit valuation adjustments
A DVA is estimated to incorporate own credit in the valuation of derivatives where an FVA is not already recognized. The
DVA calculation

is effectively consistent with

the CVA framework,

being determined for each counterparty,

considering
all exposures

with that

counterparty

and taking

into account

collateral

netting agreements,

expected

future

mark-to-
market movements and UBS AG’s credit default

spreads.
Other valuation adjustments
Instruments that are measured as

part of a

portfolio of combined long

and short positions

are valued at mid-market levels
to ensure consistent valuation

of the long- and

short-component risks. A liquidity

valuation adjustment is then

made to
the overall

net long

or short

exposure to

move the

fair value

to bid

or offer

as appropriate,

reflecting current

levels of
market

liquidity.

The bid–offer

spreads

used in

the calculation

of this

valuation adjustment

are

obtained from

market
transactions and other relevant sources and

are updated periodically.
Uncertainties

associated

with

the

use of

model-based

valuations

are

incorporated

into the

measurement

of fair

value
through the use of model

reserves. These reserves reflect

the amounts that UBS AG estimates

should be deducted from
valuations produced directly

by models to incorporate

uncertainties in the relevant

modeling assumptions, in the

model
and market inputs used,

or in the calibration

of the model output

to adjust for known

model deficiencies. In

arriving at
these

estimates,

UBS AG

considers

a

range

of

market

practices,

including

how

it

believes

market

participants

would
assess these uncertainties. Model reserves

are reassessed periodically in light

of data from market

transactions, consensus
pricing services and other relevant sources.

Balance sheet valuation adjustments

on financial instruments
As of
USD m 31.12.23 31.12.22
Credit valuation adjustments
1
(37) (33)
Funding and debit valuation adjustments (82) (46)
Other valuation adjustments (730) (839)
of which: liquidity (308) (311)
of which: model uncertainty (423) (529)
1 Amounts do not include reserves against defaulted counterparties.

e) Level 3 instruments: valuation techniques and inputs

The table below presents

material Level 3 assets

and liabilities, together

with the valuation techniques

used to measure
fair value,

the inputs

used in

a given

valuation technique

that are

considered significant

as of

31 December 2023

and
unobservable, and a range of values for those unobservable inputs.

The range of

values represents the highest-

and lowest-level inputs used

in the valuation

techniques. Therefore, the range
does not reflect the level of uncertainty regarding a particular input or an assessment of the reasonableness of UBS AG’s estimates and assumptions, but rather the different underlying characteristics of the relevant assets and liabilities held by
UBS AG. The

ranges will

therefore vary

from period

to period

and parameter

to parameter

based on

characteristics of
the instruments held at each balance sheet date. Furthermore, the ranges of unobservable inputs may differ across other
financial institutions, reflecting the diversity of the products in each firm’s inventory.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.23 31.12.22
USD bn 31.12.23 31.12.22 31.12.23 31.12.22 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 0.8 0.1 0.0
Relative value to
market comparable Bond price equivalent 9 114 93 14 112 85 points
Discounted expected
cash flows Discount margin 491 491 412 412
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.3 1.7 0.0 0.0
Relative value to
market comparable Loan price equivalent 6 101 98 30 100 97 points
Discounted expected
cash flows Credit spread 200 275 252 200 200 200
basis
points
Market comparable
and securitization
model Credit spread 162 1,849 318 145 1,350 322
basis
points
Auction rate securities 1.2 1.3
Discounted expected
cash flows Credit spread 135 205 150 115 196 144
basis
points
Investment fund units
3
0.2 0.3 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
1.2 0.9 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
7.8 9.2
Other financial liabilities
designated at fair value 2.3 2.0
Discounted expected
cash flows Funding spread 51 201 23 175
basis
points
Derivative financial instruments
Interest rate 0.3 0.5 0.1 0.1 Option model
Volatility of interest
rates 84 112 75 143
basis
points
Credit 0.3 0.3 0.3 0.3
Discounted expected
cash flows
Credit spreads

1 306 9 565
basis
points
Bond price equivalent 2 242 3 277 points
Equity / index 0.7 0.7 2.7 1.2 Option model Equity dividend yields 0 14 0 20%
Volatility of equity
stocks, equity and
other indices 4 104 4 120%
Equity-to-FX
correlation (40) 70 (29) 84%
Equity-to-equity
correlation 13 100 (25) 100%
1 The ranges

of significant unobservable inputs

are represented in points,

percentages and basis points.

Points are a percentage

of par (e.g., 100

points would be 100%

of par).

2 Weighted averages are

provided for
most non-derivative financial instruments and were

calculated by weighting inputs based on the fair values

of the respective instruments. Weighted averages

are not provided for inputs related to Other

financial liabilities
designated at fair value and Derivative financial instruments, as this would not be meaningful.

3 The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.

4 Debt
issued designated at fair value primarily consists of UBS AG structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit

-linked notes,
all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Significant unobservable inputs in Level 3 positions
This section

discusses the

significant unobservable

inputs used

in the valuation

of Level 3

instruments and

assesses the
potential effect that

a change

in each

unobservable input in

isolation may

have on

a fair value

measurement. Relationships
between observable and unobservable inputs have not

been included in the summary below.
Input Description
Bond price
equivalent
–
Where market prices are

not available for a

bond, fair value is

measured by comparison with observable pricing data

from
similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a
yield (either as an outright yield or as a spread

to the relevant benchmark rate).

–
For corporate and municipal bonds, the

range represents the range of prices

from reference issuances used in determining
fair value. Bonds priced

at 0 are distressed

to the point that

no recovery is

expected, while prices

significantly in excess

of 100
or

par relate

to inflation-linked

or structured

issuances that

pay a

coupon in

excess of

the market

benchmark as

of the
measurement date.
–
For credit derivatives, the bond price range

represents the range of prices used for

reference instruments, which are typically
converted to an equivalent yield or credit

spread as part of the valuation process.
Loan price
equivalent
–
Where market prices are

not available for a

traded loan or a

loan commitment, fair value is

measured by comparison with
observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment,

collateral

quality,

maturity

and

issuer-specific

covenants.

Fair

value

may

be

measured either

by

a

direct

price
comparison or

by conversion

of an

instrument price

into a

yield. The

range represents

the range

of prices

derived from
reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are
distressed to the

point that no

recovery is expected,

while a current

price of

100 represents a

loan that is

expected to be
repaid in full.
Credit spread
–
Valuation models for many credit derivatives

and other credit sensitive products require

an input for the credit spread, which
is a reflection of the

credit quality of the

associated referenced underlying.

The credit spread of

a particular security is quoted
in relation

to the

yield on

a benchmark

security or

reference rate,

typically either

US Treasury

or ARR,

and is

generally expressed
in terms of

basis points.

An increase /

(decrease) in

credit spread will

increase /

(decrease) the value

of credit protection

offered
by credit default swaps

and other credit

derivative products. The

income statement effect

from such changes

depends on the
nature and direction

of the positions

held. Credit spreads

may be negative

where the asset

is more creditworthy

than the
benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with

the lower end of the

range representing credits of the highest quality and

the
upper end of the range representing greater

levels of credit risk.
Discount margin –
The discount margin (DM) spread represents the discount rates applied to present value cash flows of an asset to reflect the
market return required

for uncertainty in

the estimated cash

flows. DM spreads

are a rate

or rates applied

on top of

a floating
index (e.g., Secured Overnight Financing Rate

(SOFR)) to discount expected cash flows.

Generally, a decrease / (increase) in
the DM in isolation would result in a higher

/ (lower) fair value.
–
The high

end of

the range

relates to

securities that

are priced

low within

the market

relative to

the expected

cash flow
schedule. This indicates that the market is pricing

an increased risk of credit loss into the security

that is greater than what is
being captured by

the expected cash flow

generation process. The low

ends of the

ranges are typical

of funding rates

on
better-quality instruments.
Funding spread –
Structured financing transactions

are valued using synthetic

funding curves that best

represent the assets that

are pledged as
collateral for the

transactions. They

are not representative

of where UBS AG

can fund itself

on an unsecured

basis but provide
an estimate of where UBS AG can source and deploy secured funding with counterparties for a given type of collateral. The
funding spreads are expressed

in terms of basis points,

and if funding spreads

widen, this increases the

effect of discounting.

– A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding

spreads that was longer in duration than the

actively traded market.
Volatility –
Volatility measures

the variability

of future prices

for a particular

instrument and

is generally expressed

as a percentage,

where
a higher number reflects a more volatile

instrument, for which future price

movements are more likely to occur.

Volatility is a
key input into

option models, where it

is used to derive

a probability-based distribution of future

prices for the underlying
instrument. The

effect

of

volatility on

individual positions

within

the portfolio

is driven

primarily by

whether the

option
contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility
and is reduced

by a decrease

in volatility. Generally, volatility used

in the measurement of

fair value is

derived from active-
market option prices (referred to as

implied volatility). A key feature of

implied volatility is the volatility “smile”

or “skew,”
which represents the effect of pricing options

of different option strikes at different implied

volatility levels.
–
Volatilities of low interest rates

tend to be much higher

than volatilities of high

interest rates. In addition,

different currencies
may have significantly different implied volatilities.

Input Description
Correlation –
Correlation measures the

interrelationship between

the movements of

two variables. It is

expressed as a percentage

between

–100%

and

+100%,

where

+100%

represents

perfectly

correlated

variables

(meaning

a

movement

of

one

variable

is
associated with a movement of the other variable in the same direction) and –100% implies that the variables are inversely
correlated

(meaning

a

movement of

one

variable

is

associated

with

a

movement of

the

other

variable

in

the

opposite
direction). The effect of correlation

on the measurement of

fair value depends on the

specific terms of the instruments

being
valued, reflecting the range of different payoff

features within such instruments.
Equity dividend
yields
–
The derivation of a forward price

for an individual stock or index is

important for measuring fair value for forward or swap
contracts and for measuring fair

value using option pricing models.

The relationship between the

current stock price and the
forward price is based on a combination

of expected future dividend levels

and payment timings, and, to a lesser

extent, the
relevant funding

rates applicable

to the stock

in question.

Dividend yields

are generally

expressed as

an annualized

percentage
of the share price, with

the lowest limit of 0% representing a

stock that is not expected to

pay any dividend. The dividend
yield and timing represent

the most significant parameter in

determining fair value for instruments

that are sensitive to

an
equity forward price.
f) Level 3 instruments: sensitivity to changes in unobservable input assumptions
The table below summarizes

those financial assets and

liabilities classified as Level

3 for which a

change in one or

more
of

the

unobservable

inputs

to

reflect

reasonably

possible

favorable

and

unfavorable

alternative

assumptions

would
change fair value significantly, and the estimated effect thereof. The table below does not represent the estimated effect of stress

scenarios.

Interdependencies

between

Level 1,

2 and

3 parameters

have not

been

incorporated

in the

table.
Furthermore, direct

interrelationships

between the

Level 3 parameters

discussed below

are not

a significant element

of
the valuation uncertainty.
Sensitivity data is estimated

using a number of techniques,

including the estimation

of price dispersion among

different
market participants, variation

in modeling approaches

and reasonably possible

changes to assumptions

used within the
fair value

measurement process.

The sensitivity

ranges are

not always

symmetrical around

the fair

values, as the

inputs
used in valuations are not always precisely in the middle

of the favorable and unfavorable range.
Sensitivity data

is determined at

a product or

parameter level

and then aggregated

assuming no diversification

benefit.
Diversification would

incorporate estimated

correlations across

different sensitivity

results and,

as such,

would result

in
an overall sensitivity that would

be less than the sum

of the individual component sensitivities. However,

UBS AG believes
that the diversification benefit is not significant to this analysis.

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.23 31.12.22
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value, loan commitments and guarantees 22
2
(29)
2
19 (12)
Securities financing transactions 24 (24) 33 (37)
Auction rate securities 67 (21) 46 (46)
Asset-backed securities 25 (22) 27 (27)
Equity instruments 189 (178) 183 (161)
Interest rate derivatives, net 27 (18) 18 (12)
Credit derivatives, net 2 (5) 3 (4)
Foreign exchange derivatives, net 5 (4) 10 (5)
Equity / index derivatives, net 358 (285) 361 (330)
Other 62 (62) 39 (62)
Total 781 (648) 738 (696)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

2 Includes refinements applied in estimating valuation uncertainty across various parameters.

g) Level 3 instruments: movements during the period
The table below presents

additional information about

material Level 3 assets

and liabilities measured

at fair value on

a
recurring basis.

Level 3 assets

and liabilities

may be

hedged with

instruments classified

as Level 1

or Level 2

in the

fair
value hierarchy,

and, as a result, realized and unrealized gains and losses included in the table may not include the effect
of

related

hedging

activity.

Furthermore,

the

realized

and

unrealized

gains

and

losses

presented

in

the

table

are

not
limited

solely

to

those

arising

from

Level

3 inputs,

as

valuations

are

generally

derived

from

both

observable

and
unobservable

parameters.

Assets

and

liabilities

transferred

into

or

out

of

Level 3

are

presented

as

if

those

assets

or
liabilities had been transferred at the beginning of the

year.

Movements of Level 3 instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the twelve months ended 31 December 2023
2
Financial assets at fair value held for
trading 1.5 (0.1) (0.1) 0.4 (0.8) 0.8 0.0 0.2 (0.3) 0.0 1.8
of which: Equity instruments 0.1 (0.1) (0.1) 0.0 (0.1) 0.0 0.0 0.2 (0.0) 0.0 0.1
of which: Corporate and municipal
bonds 0.5 (0.0) (0.0) 0.4 (0.3) 0.0 0.0 0.0 (0.0) 0.0 0.6
of which: Loans 0.6 (0.1) (0.1) 0.1 (0.4) 0.8 0.0 0.0 (0.2) 0.0 0.9
Derivative financial instruments –
assets 1.5 (0.3) (0.3) 0.0 (0.0) 0.7 (0.5) 0.1 (0.3) 0.0 1.3 of which: Interest rate 0.5 0.0 (0.0) 0.0 0.0 0.1 (0.2) 0.0 (0.1) (0.0) 0.3 of which: Equity / index 0.7 (0.2) (0.2) 0.0 0.0 0.6 (0.1) 0.0 (0.2) 0.0 0.7 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.1 (0.1) 0.1 (0.0) 0.0 0.3
Financial assets at fair value not held
for trading 3.7 0.2 0.2 0.8 (0.7) 0.0 (0.0) 0.1 (0.1) 0.0 4.1 of which: Loans 0.7 0.3 0.3 0.3 (0.0) 0.0 (0.0) 0.1 (0.1) (0.0) 1.3
of which: Auction rate securities 1.3 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 0.0 1.2 of which: Equity instruments 0.8 0.1 0.0 0.4 (0.2) 0.0 0.0 0.1 0.0 0.0 1.1
Derivative financial instruments –
liabilities 1.7 0.3 0.3 0.0 (0.0) 1.9 (0.6) 0.0 (0.2) 0.0 3.2
of which: Interest rate 0.1 0.0 0.0 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.1 of which: Equity / index 1.2 0.3 0.3 0.0 0.0 1.8 (0.4) 0.0 (0.2) 0.0 2.7 of which: Credit 0.3 (0.0) 0.0 0.0 0.0 0.1 0.0 0.0 (0.1) (0.0) 0.3
Debt issued designated at fair value 9.2 0.4 0.3 0.0 0.0 3.5 (3.2) 0.5 (2.6) 0.0 7.8
Other financial liabilities designated at
fair value 2.0 0.3 0.4 0.0 0.0 0.2 (0.2) 0.0 (0.0) 0.0 2.3

For the twelve months ended 31 December 2022
Financial assets at fair value held for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value 11.9 (1.3) (0.9) 0.0 0.0 4.7 (3.1) 0.7 (3.3) (0.3) 9.2
Other financial liabilities designated at
fair value 3.2 (1.0) (1.0) 0.0 0.0 0.0 (0.1) 0.1 (0.2) (0.0) 2.0
1 Net gains / losses included in comprehensive income are recognized in Net interest income and Other net income from financial instruments measured at fair value through profit or loss in the Income statement, and also in

Gains /

(losses) from

own credit

on financial

liabilities designated

at fair

value, before

tax in

the Statement

of comprehensive

income.

2 Total

Level 3 assets

as of

31 December 2023

were USD
7.2 bn
(31 December 2022: USD 6.7 bn). Total Level 3 liabilities as of 31 December 2023 were USD 13.4 bn (31 December 2022: USD 13.0 bn).

h) Maximum exposure to credit risk for financial instruments measured at fair value
The tables below provide UBS AG’s maximum exposure to credit risk for financial instruments measured at fair value

and
the respective collateral and other credit

enhancements mitigating credit risk for these

classes of financial instruments.

The maximum exposure

to credit risk

includes the carrying

amounts of financial

instruments recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet

arrangements. Where information is available,
collateral is presented at fair

value. For other collateral, such as

real estate, a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped at

the maximum

exposure to

credit risk

for which

they serve

as security.

The “Risk

management

and control”
section of this

report describes

management’s view

of credit

risk and the

related exposures,

which can differ

in certain
respects from the requirements of IFRS Accounting Standards.

Maximum exposure to credit risk

31.12.23
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
25.6

25.6
Derivative financial instruments
4
131.7 5.1 117.6 9.1
Brokerage receivables 20.9 20.5 0.4
Financial assets at fair value not

held for trading – debt instruments
5
46.0 10.2 35.8
Total financial assets measured at fair value 224.3 0.0 35.8 0.0 0.0 117.6 0.0 0.0 70.9
Guarantees
0.1 0.1 0.0
31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.7

16.7
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets measured at fair value 229.2 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.2
Guarantees 0.2 0.2 0.0
1 The maximum exposure to loss

is generally equal to the carrying

amount and subject to change over

time with market movements.

2 For the purpose of

this disclosure, collateral and credit

enhancements were
not considered as these positions are generally managed under the market risk framework.

3 Does not include investment fund units.

4 The amount shown in the “Netting” column represents the netting potential not recognized

on the

balance sheet.

Refer to

Note 21 for

more information.

5 Does not

include unit-linked

investment contracts

and investment

fund units.

Financial assets

at fair

value not

held for

trading
collateralized by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.

i) Financial instruments not measured at fair value
The table below provides the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
31.12.23 31.12.22
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 171.8 171.7 0.0 0.1 0.0 171.8 169.4 169.4 0.1 0.0 0.0 169.4
Amounts due from banks 28.2 12.5 0.0 15.4 0.2 28.2 14.7 13.9 0.0 0.7 0.0 14.6
Receivables from securities financing
transactions measured at amortized cost 74.1 68.7 0.0 3.9 1.5 74.1 67.8 64.3 0.0 1.8 1.7 67.8
Cash collateral receivables on derivative
instruments 32.3 32.3 0.0 0.0 0.0 32.3 35.0 35.0 0.0 0.0 0.0 35.0
Loans and advances to customers 405.6 131.8 0.0 44.3 220.4 396.5 390.0 136.9 0.0 45.9 195.0 377.7
Other financial assets measured at amortized
cost 54.3 9.0 12.8 29.6 2.6 54.1 53.4 13.0 10.3 25.1 2.5 51.0
Liabilities
Amounts due to banks 16.7 8.8 0.0 8.0 0.0 16.7 11.6 8.9 0.0 2.7 0.0 11.6
Payables from securities financing
transactions measured at amortized cost 5.8 5.1 0.0 0.4 0.4 5.8 4.2 3.5 0.0 0.7 0.0 4.2
Cash collateral payables on derivative
instruments 34.9 34.9 0.0 0.0 0.0 34.9 36.4 36.4 0.0 0.0 0.0 36.4
Customer deposits 555.7 482.1 0.0 74.5 0.0 556.6 527.2 493.0 0.0 33.9 0.0 526.9
Funding from UBS Group AG measured at
amortized cost 67.3 3.3 0.0 64.4 0.0 67.7 56.1 2.0 0.0 53.7 0.0 55.7
Debt issued measured at amortized cost 69.8 18.1 0.0 51.7 0.0 69.8 59.5 13.4 0.0 45.5 0.0 58.9
Other financial liabilities measured at
amortized cost
2
9.8 9.8 0.0 0.0 0.0 9.8 7.2 7.2 0.0 0.0 0.0 7.2
1 Includes certain financial instruments where the carrying

amount is a reasonable approximation of the

fair value due to the instruments’ short-term

nature (instruments that are receivable or

payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).

2 Excludes lease liabilities.
The fair values

included in the

table above have

been calculated for

disclosure purposes

only.

The valuation techniques
and assumptions

described

below relate

only to

the fair

value of

UBS AG’s financial

instruments not

measured

at fair
value. Other institutions may use different

methods and assumptions for their fair value

estimations, and therefore

such
fair value disclosures

cannot necessarily be compared

from one financial

institution to another.

The following principles
were applied when determining fair value estimates for

financial instruments not measured at fair

value.
–
For financial

instruments

with remaining

maturities greater

than three

months, the

fair value

was determined

from
quoted market prices, if available.
–
Where quoted market prices were

not available, the fair values were estimated

by discounting contractual cash flows
using current

market

interest

rates

or appropriate

yield curves

for

instruments

with

similar credit

risk and

maturity.
These estimates generally include adjustments for counterparty credit risk or UBS AG’s own credit.
–
For short-term financial instruments with

remaining maturities of three months

or less, the carrying amount, which

is
net of credit loss allowances, is generally considered a reasonable estimate of fair value.